PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
PREMISES AND EQUIPMENT
Premises and Equipment

Premises and equipment at December 31 were as follows:

(Dollars in thousands)	2014	2013
Land and land improvements	$42,238	$40,802
Buildings	109,806	108,231
Furniture and fixtures	57,536	59,563
Leasehold improvements	17,948	19,070
Construction in progress	6,113	184
	233,641	227,850

Less: Accumulated depreciation and amortization	92,260	90,740
Total	$141,381	$137,110

Rental expense recorded under operating leases in 2014, 2013 and 2012 was $7.6 million, $8.3 million and $7.5 million, respectively.

First Financial's future minimum lease payments for operating leases are as follows:

(Dollars in thousands)
2015	$6,637
2016	5,962
2017	4,855
2018	3,901
2019	3,745
Thereafter	13,900
Total	$39,000